Summary of Pre-tax Loss on Derivative Instruments Designated as Cash Flow Hedges Recognized in Other Comprehensive Income (Loss) (Detail) (Interest Rate Derivatives Designated As Hedges Of Cash Flows, USD $)
In Thousands, unless otherwise specified
	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 01, 2011	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Rate Derivatives Designated As Hedges Of Cash Flows
Derivative Instruments, Gain (Loss) [Line Items]
Pre-tax loss on derivative instruments	$ 9	$ 435	$ 447	$ 7,674	$ 16,136